Goodwill - Narrative (Details) - USD ($) $ in Thousands		3 Months Ended			12 Months Ended
	Jan. 09, 2024	Mar. 31, 2024	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Acquired Finite-Lived Intangible Assets [Line Items]
Payments to acquire businesses, gross		$ 7,831		$ 0
Goodwill		9,018,301	$ 9,018,301		$ 9,022,075	$ 8,971,670
Amortization of intangible assets		116,500			459,900
Goodwill, impairment loss		0			$ 0
HumanFirst Inc
Acquired Finite-Lived Intangible Assets [Line Items]
Business combination, consideration transferred	$ 13,300
Payments to acquire businesses, gross	11,800
Payments to acquire businesses, net of cash acquired	7,800
Cash acquired from acquisition	4,000
Deferred consideration		$ 1,500	1,500
Goodwill	2,700
Intangible assets acquired	$ 9,900
Finite-lived intangible asset, useful life	5 years
Amortization of intangible assets			$ 500